Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from contracts with customers [Abstract]
Schedule of the Groups' Revenue from Contracts with Customers
The following table summarizes the Group’s revenue from contracts with customers, disaggregated by the type of good or service and timing of transfer of control of such goods and services to customers during the six months ended 30 June 2025 and 2024:

	30 June
	2025	2024
Product revenue (point in time revenue recognition)	204,733	65,912
License revenue (point in time revenue recognition)	—	68,058
Performance revenue (point in time revenue recognition)	27,874	30,735
Development and other service revenue (over time revenue recognition)	73,397	70,885
	306,004	235,590

Schedule of Revenue from Customers Based on the Geographic Market
Revenue from customers based on the geographic market in which the revenue is earned, which predominantly aligns with the rights conveyed to the Group’s customers pursuant to its out-license contracts, is as follows:

	30 June
	2025	2024
Europe	154,357	84,436
USA	138,422	103,983
Rest of World	13,225	47,171
	306,004	235,590

Schedule of Reconciliation of Contract Assets and Contract Liabilities
Contract assets and liabilities
A reconciliation of the beginning and ending balances of contract assets and contract liabilities is shown in the table below:

	Contract Assets	Contract Liabilities
1 January 2025	90,014	96,701
Contract asset additions	5,474	—
Amounts transferred to trade receivables	(19,098)	—
Derecognition of contract liability	—	(4,157)
Customer prepayments	—	40,319
Revenue recognized	—	(67,923)
Foreign currency adjustment	2,344	8,307
30 June 2025	78,734	73,247